Vanguard Long-Term Bond Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Admiral Prospectus [Member] | Vanguard Long-Term Bond Index Fund | Admiral Shares
Prospectus [Line Items]
Annual Return [Percent]	6.56%	(4.16%)	7.52%	(27.22%)	(2.66%)	16.23%